Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exercise of stock options (in shares)			61,949	340,684	361,618
Common stock purchase plan (in shares)			154,756	129,972	126,012
Common stock shares issued for cash (in shares)				266,410	576,002
Cash dividends declared per share of common stock (in dollars per share)	$ 0.75	$ 1.00	$ 2.50	$ 3.84	$ 3.65
Preferred stock dividend shares (in dollars per share)			$ 63.80	$ 63.80	$ 63.80
Common stock awards			298,124	302,507	150,259
Additional Paid-in Capital [Member]
Issuance of common stock through performance stock awards	149,000	272,813
Exercise of stock options (in shares)	82,101	14,609	61,949	340,684	361,618
Common stock purchase plan (in shares)	31,824	58,734	154,756	129,972	126,012
Common stock shares issued for cash (in shares)				266,410	576,002
Common stock shares issued for purchase of assets					163,137
Common stock awards			298,124	302,507	150,259
Treasury Stock [Member]
Purchase of treasury stock (in shares)	65,290	110,520	116,483	114,295	57,619
Accumulated Deficit [Member]
Cash dividends declared per share of common stock (in dollars per share)	$ 0.75	$ 1.00	$ 2.50	$ 3.84	$ 3.65
Preferred stock dividend shares (in dollars per share)	$ 15.95	$ 15.95	$ 63.80	$ 63.80	$ 63.80